DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of deposits [abstract]
Summary of Deposits
The composition of Deposits at period/fiscal year closing is detailed below:

Item	03.31.25	12.31.24
In Argentine pesos	12,046,556,632	11,836,435,855
Checking Accounts	1,957,155,436	2,172,549,756
Savings Accounts	4,215,011,768	4,773,736,561
Time Deposits	5,500,686,837	4,462,196,700
Time Deposits - Units of Purchasing Value	66,774,484	96,354,512
Others	86,368,228	77,062,147
Interest and Adjustments	220,559,879	254,536,179
In Foreign Currency	7,174,292,940	8,394,692,076
Savings Accounts	6,518,813,997	7,779,192,698
Time Deposits	627,985,636	593,088,513
Others	26,141,655	21,247,207
Interest and Adjustments	1,351,652	1,163,658
Total	19,220,849,572	20,231,127,931